Share based compensation (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 04, 2018	Aug. 16, 2018	Jul. 02, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)								11,111,111
Share-based compensation expense	$ 0
Compensation cost for non-vested awards not yet recognized	$ 9		$ 9
Weighted average vesting period			2 years 9 months
Employee incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)							11,111,111.000000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period			3 years
Restricted Stock Units | Employee incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)						500,000.0
Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense for Predecessor share options and Restricted Stock Unit plans		$ 9		$ 7	$ 7